Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host and application layers. It integrates a range of security capabilities, such as threat defense, continuous monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, continuous testing of aspects of our security posture internally and with third-party business partners, such as third-party network partners and third-party e-commerce platforms, a solid incident response framework and regular cybersecurity training sessions for our employees. Our IT department is actively engaged in monitoring of the performance of our infrastructure to ensure prompt identification and response to potential issues, including potential cybersecurity threats. Our internal control department also performs regular self-assessments and produces annual assessment reports.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have developed a comprehensive cybersecurity threat defense system to address both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host and application layers. It integrates a range of security capabilities, such as threat defense, continuous monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, continuous testing of aspects of our security posture internally and with third-party business partners, such as third-party network partners and third-party e-commerce platforms, a solid incident response framework and regular cybersecurity training sessions for our employees. Our IT department is actively engaged in monitoring of the performance of our infrastructure to ensure prompt identification and response to potential issues, including potential cybersecurity threats. Our internal control department also performs regular self-assessments and produces annual assessment reports.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our corporate governance and nominating committee of our board of directors is responsible for overseeing our cybersecurity risk management and is informed on risks from cybersecurity threats. Our board of directors/The corporate governance and nominating committee shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our Company.

On the management level, our chief executive officer and cybersecurity officer, or the Cybersecurity Risk Management Officers, are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Our Cybersecurity Risk Management Officers report to our corporate governance and nominating committee (i) on a quarterly basis regarding their assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations and (ii) on disclosure concerning cybersecurity matters in our Form 6-K for material cybersecurity incidents (if any) and our annual report on Form 20-F.

If a cybersecurity incident occurs, our Cybersecurity Risk Management Officers will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our Cybersecurity Risk Management Officers will promptly report the incident and relevant assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our Cybersecurity Risk Management Officers shall promptly prepare disclosure material for review and approval by our corporate governance and nominating committee before it is disseminated to the public.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors/The corporate governance and nominating committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Cybersecurity Risk Management Officers report to our corporate governance and nominating committee (i) on a quarterly basis regarding their assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations and (ii) on disclosure concerning cybersecurity matters in our Form 6-K for material cybersecurity incidents (if any) and our annual report on Form 20-F.
Cybersecurity Risk Role of Management [Text Block]	On the management level, our chief executive officer and cybersecurity officer, or the Cybersecurity Risk Management Officers, are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Cybersecurity Risk Management Officers
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Cybersecurity Risk Management Officers report to our corporate governance and nominating committee (i) on a quarterly basis regarding their assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations and (ii) on disclosure concerning cybersecurity matters in our Form 6-K for material cybersecurity incidents (if any) and our annual report on Form 20-F.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true